Stockholders' Equity - Additional Information (Detail) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,684,500	1,684,500	1,437,500
Common stock, shares outstanding	1,684,500	1,684,500	1,437,500
Common stock subject to possible redemption	5,750,000	5,750,000	0
Including Shares Subject To Possible Redemption [Member]
Class of Stock [Line Items]
Common stock, shares issued		1,684,500	1,437,500
Sponsor [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		187,500
Founder And The Representative [Member]
Class of Stock [Line Items]
Percentage of the common stock shares issued and outstanding		20.00%